BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value and carrying value of our borrowings

The following table presents the fair value and carrying value of our long-term debt as of March 31, 2015 (amounts in thousands):

	Level of Hierarchy	Fair Value	Carrying Amount

Term loan	1	$497,500	$497,500
Senior secured notes	3	$340,025	$335,000
Senior unsecured notes	3	$326,375	$350,000

The following table presents the fair value and carrying value of our long-term debt as of June 30, 2015 (amounts in thousands):

	Level of		Carrying
	Hierarchy	Fair Value	Value
Term loan	1	$498,713	$495,000
Senior secured notes	3	$345,888	$335,000
Senior unsecured notes	1	$336,000	$350,000